Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 20,527,588	$ 21,484,736
Cost of revenues	16,297,239	16,717,284
Gross Profit	4,230,349	4,767,452
Operating expenses
Selling	3,564	26,105
General and administrative expenses	953,325	2,389,056
Research and development expenses	15,204	35,620
Total operating expenses	972,093	2,450,781
Income from operations	3,258,256	2,316,671
Other income (expenses)
Change in fair value of convertible note	(150,000)	(66,259)
Change in fair value of warrant liabilities	1,804,000	(850,294)
Interest income	15,864	18,747
Interest expense	(92,586)	(133,518)
Financing interest income	349,365	860,149
Gain from disposal of subsidiaries	3,544,650	1,005,593
Gain from disposal of financing receivables	2,314,342	0
Other (expenses) income, net	(35,518)	67,195
Total other income, net	7,750,117	901,613
Income before income tax	11,008,373	3,218,284
Income tax provision	1,454,950	1,447,722
Net income from continuing operations	9,553,423	1,770,562
Net loss from discontinued operations	(60,874)	(662,522)
Net income	9,492,549	1,108,040
Less: net loss attributable to noncontrolling interest	(18,285)	(198,738)
Net income attributable to common shareholders of Tantech Holdings Ltd	9,510,834	1,306,778
Net income	9,492,549	1,108,040
Other comprehensive income (loss):
Foreign currency translation adjustment	(525,869)	(2,224,547)
Comprehensive income (loss)	8,966,680	(1,116,507)
Less: Comprehensive income (loss) attributable to non-controlling interest	184,107	(197,310)
Comprehensive loss attributable to common shareholders of Tantech Holdings Ltd	$ 8,782,573	$ (919,197)
Earnings per share - Basic and Diluted
Basic	$ 7.39	$ 9.38
Diluted	$ 6.73	$ 8.34
Weighted Average Shares Outstanding
Basic	1,287,352	139,350
Diluted	1,353,406	164,547